Related Party Transactions and Shared Service Costs (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Components of Net Transfers from pH Pharma	The components of the net transfers from pH Pharma Ltd as of March 31, 2023 and 2022 are as follows:

	Three Months Ended March 31,
	2023	2022
Corporate allocations
Research and development	$—	$482,160
Selling, general and administrative	—	72,345
Accounts payable and general financing activities	—	809,469

Net increase in contributions from member	$—	$1,363,974

The components of the net transfers from pH Pharma Ltd as of December 31, 2022 and 2021 are as follows:

	Year Ended December 31,
	2022	2021
Corporate allocations
Research and development	$482,160	$2,055,839
Selling, general and administrative	72,345	447,506
Accounts payable and general financing activities	809,469	3,925,492

Net increase in contributions from member	$1,363,974	$6,428,837